Investment Objectives and Goals - SLW Short Term Government Fund	Jun. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: SLW Short Term Government Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The SLW Short Term Government Fund (the “Fund”) seeks to provide current income consistent with liquidity and the preservation of capital.